Acquisitions (Details Narrative) - USD ($)								3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 30, 2020	Oct. 12, 2020	Oct. 01, 2020	Sep. 23, 2020	Sep. 22, 2020	Jun. 26, 2020	Jan. 14, 2020	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2020	May 31, 2020	May 31, 2019	Jun. 04, 2020
Percentage interest acquired						49.00%
Payment on acquisition						$ 150,000
Asset accquired in exchange of shares										37,941
Share issued price per share													$ 9.28
Purchase price						315,000
Number of common stock shares issued									$ 25,000	$ 216,625	$ 87,700
Value of shares issued for acquisition								$ 413,544	$ 165,000			$ 6,090,000
Unrelated Third Party [Member]
Number of common stock shares issued						$ 165,000
Simplicity One Brasil Ltd [Member]
Percentage interest acquired							90.00%
Payment on acquisition							$ 2,000
Simplicity El Paso, LLC [Member]
Percentage interest acquired						51.00%
Asset accquired in exchange of shares						150,000
Share issued price per share						$ 1.10
Purchase price						$ 315,000
Simplicity Kennewick, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares					2,990
Share issued price per share					$ 9.84
Value of shares issued for acquisition					$ 29,416
Simplicity Union Gap, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares				4,506
Share issued price per share				$ 9.76
Value of shares issued for acquisition				$ 43,974
Simplicity St Petersburg, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares			3,688
Share issued price per share			$ 10.48
Value of shares issued for acquisition			$ 38,650
Simplicity Humble, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares			8,402
Share issued price per share			$ 10.48
Value of shares issued for acquisition			$ 88,052
Simplicity Frisco, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares		6,202
Share issued price per share		$ 12.00
Value of shares issued for acquisition		$ 74,423
Simplicity Santa Rosa, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares	4,202
Share issued price per share	$ 11.44
Value of shares issued for acquisition	$ 48,068
Simplicity Brea, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares	3,255
Share issued price per share	$ 11.44
Value of shares issued for acquisition	$ 37,237
Simplicity Billings, LLC [Member] | Asset Purchase Agreement [Member]
Asset accquired in exchange of shares	4,696
Share issued price per share	$ 11.44
Value of shares issued for acquisition	$ 53,725